Cover Page	Jul. 09, 2020
Cover [Abstract]
Entity Central Index Key	0001084961
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jul. 09, 2020
Entity Registrant Name	ENCORE CAPITAL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26489
Entity Tax Identification Number	48-1090909
Entity Address, Address Line One	350 Camino de la Reina
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	877
Local Phone Number	445-4581
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	ECPG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false